Trade receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade receivables
Summary of Trade receivables

	As of	As of
	December 31,	June 30,
	2023	2024
	RMB’000	RMB’000
Trade receivables	133,657	210,205
Provision for impairment	(60,513)	(65,894)
Total	73,144	144,311

Summary of Of loss allowance for trade receivables

	As of	As of
	June 30,	June 30,
	2023	2024
	RMB’000	RMB’000
Beginning of the period	22,252	60,513
(Reversal) of/provision for ECL, net	(3,235)	5,381
End of the period	19,017	65,894